TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and

the Currently Effective Statement of Additional Information

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Transamerica Clarion Global Real Estate Securities (the “Fund”)

The Fund’s sub-adviser, ING Clarion Real Estate Securities, LLC is now known as CBRE Clarion Securities LLC (“Clarion”). Accordingly, throughout the Fund’s Prospectus and Statement of Additional Information, all references to ING Clarion Real Estate Securities, LLC are changed to CBRE Clarion Securities LLC.

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Investors Should Retain this Supplement for Future Reference

August 16, 2011